Investments in subsidiaries - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 152,300	$ 159,500
Dividends received	2,812	1,869	$ 1,638
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Investments in subsidiaries	14,000	25,800
Impairment loss recognised in profit or loss	11,442	5,512
Dividends received	12,100
HSBC Overseas Holdings (UK) Limited | Accumulated impairment losses
Disclosure of subsidiaries [line items]
Investments in subsidiaries	$ 21,600	$ 10,200